Earnings per share of QTS Realty Trust, Inc. (Summary of Basic and Diluted Earnings per Share Footnote) (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014		Dec. 31, 2013
Earnings per share [Line Items]
Weighted Average Number of Shares Outstanding, Diluted	36,794,215 [1]	37,133,584	[1]
Class O [Member]
Earnings per share [Line Items]
Weighted Average Number of Shares Outstanding, Diluted		195		24
Common Class A [Member]
Earnings per share [Line Items]
Weighted Average Number of Shares Outstanding, Diluted		114
Common Class A [Member] | Class RS [Member]
Earnings per share [Line Items]
Weighted Average Number of Shares Outstanding, Diluted		7,770		7,797

[1]	Includes 7,770 Class A and Class RS units, 195 “in the money” value of Class O units on an “as if” converted basis and 114 “in the money” value options to purchase shares of Class A common stock on an “as if” converted basis as of the year ended December 31, 2014. As of the year ended December 31, 2013, this amount includes 7,797 Class A and Class RS units and 24 “in the money” value of Class O units on as “as if” converted basis.